Operating revenue (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Operation of Civil Aviation, Including the Provision of Passenger, Cargo, Mail Delivery, and Other Extended Transportation Services
(i)	Disaggregation of revenue

			2018	2017	2016
	Note		RMB million	RMB million	RMB million
				(Note)	(Note)
Revenue from contracts with customers within the scope of IFRS 15:
Disaggregated by service lines
-Traffic revenue
– Passenger			128,038	112,791	102,502
– Cargo and mail			10,026	9,082	7,191
-Commission income			2,619	2,781	2,518
-Hotel and tour operation income			676	547	625
-General aviation income			476	467	461
-Ground services income			429	429	384
-Expired sales in advance of carriage			—	396	376
-Air catering income			391	335	253
-Cargo handling income			254	241	201
-Others			536	553	291

			143,445	127,622	114,802
Revenue from other sources:
-Rental income	19	(f)	178	184	179

			143,623	127,806	114,981